Note 3 - Revenue Recognition - Revenues (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2018	Jun. 24, 2017
Performance obligations satisfied	$ 559
Changes in estimates	(29)
Performance obligations satisfied	2,313
Revenue	2,843	$ 1,991
Service [Member]
Revenue	$ 2,843	$ 1,675